DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2011
Derivative Liabilities [Abstract]
NOTE 11. DERIVATIVE LIABILITIES

The Company accounts for its derivative instruments under the provisions of ASC 815, “Derivatives and Hedging-Contracts in Entity’s Own Equity-Scope and Scope Exceptions”. Under the provisions of ASC 815, the embedded conversion feature in the Company’s Series C and Series D Preferred Stock and the anti-dilution and cash settlement provisions in certain warrants (collectively the “Derivative Liabilities”) qualify as derivative instruments.

The Company is required to mark-to-market, at the end of each reporting period, the value of the Derivative Liabilities.  The Company revalues these Derivative Liabilities at the end of each reporting period by using available market information and commonly accepted valuation methodologies.  The periodic change in value of the Derivative Liabilities is recorded as either non-cash derivative income (if the value of the embedded derivative and warrants decrease) or as non-cash derivative expense (if the value of the embedded derivative and warrants increase).  Although the values of the embedded derivative and warrants are affected by interest rates, the remaining contractual conversion period and the Company’s stock volatility, the primary cause of the change in the values of the Derivative Liabilities will be the value of the Company’s common stock.  If the stock price goes up, the value of these derivatives will generally increase and if the stock price goes down the value of these derivatives will generally decrease.

The Company uses a Monte-Carlo simulation methodology and the Black Scholes option pricing model in the determination of the fair value of the Derivative Liabilities.  The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the Derivative Liabilities and assumptions regarding future financings. The Black-Scholes option-pricing model is affected by the Company’s stock prices as well as assumptions regarding the expected stock price volatility of the term of the derivative liabilities in addition to interest rates and dividend yields.

As of December 31, 2011, the Company had approximately 18,547,500 outstanding warrants to purchase shares of the Company’s common stock that qualified for derivative liability treatment. The recorded fair market value of those warrants was approximately $11,824,000 which is reflected as a non-current liability in the consolidated balance sheet as of December 31, 2011.

Series C and D Preferred Stock Embedded Conversion Feature

The Series C and Series D convertible preferred stock conversion feature contains settlement provisions such that if the Company makes certain equity offerings in the future at a price lower than the conversion prices, the conversion ratio would be adjusted. ASC 815 provides that the number of shares used to calculate the settlement amount is not fixed if its terms provide for any potential adjustment, regardless of the probability of such adjustment(s) or whether such adjustments are in the entity’s control. If the number of shares used to calculate the settlement is not fixed, the instrument (or embedded feature) would still be considered indexed to an entity’s own stock if the only variables that could affect the settlement amount would be inputs to the fair value of a “fixed-for-fixed” forward or option on equity shares.  The preferred stock contains a price protection provision (or anti-dilution provision) that reduces the preferred conversion rate in the event the Company issues additional shares at a more favorable price than the conversion price.

Under the provisions of ASC 815, the embedded conversion feature in the Company’s Series C and Series D Preferred Stock are not considered indexed to the Company’s stock because future equity offerings of the Company’s stock are not an input to the fair value of a “fixed-for-fixed” option on equity shares.  Accordingly the Company is required to account for the embedded derivatives related to the conversion feature in its Series C and Series D Preferred Stocks as derivative liabilities.

In December 2011, the Company converted all of its outstanding Series C and Series D Preferred Stock into Common Stock. Specifically, 2,200 shares of Series C Preferred Stock, 2,085 shares of Series D Preferred Stock and the combined accrued dividends of approximately $1,599,000 were collectively converted into 11,768,525 shares of the Company’s common stock. As a result of that conversion, the derivative liability related to the embedded conversion feature on the Series C and Series D Preferred Stock was eliminated. The Company marked the derivative liability to its calculated market value of approximately $3,840,000 immediately prior to the conversion resulting in a gain of approximately $1,678,000 that related to the change in market value of the derivative liability from the date of the last revaluation, September 30, 2011, to the date of the Qualified Financing. That liability balance of approximately $3,840,000 was then reclassified to additional paid-in capital as a result of the conversion.

Common Stock Warrants with Anti-Dilution Provisions

Certain warrants to purchase the Company’s common stock contain settlement provisions such that if the Company makes certain equity offerings in the future at a price lower than the warrant strike price, the strike price would be adjusted down. ASC 815 provides that an instrument’s strike price is not fixed if its terms provide for any potential adjustment, regardless of the probability of such adjustment(s) or whether such adjustments are in the entity’s control. If the instruments strike price is not fixed, the instrument (or embedded feature) would still be considered indexed to an entity’s own stock if the only variables that could affect the settlement amount would be inputs to the fair value of a “fixed-for-fixed” forward or option on equity shares.  The warrants contain a price protection provision (or anti-dilution provision) that reduces the warrant strike price in the event the Company issues additional shares at a more favorable price than the strike price.

Under the provisions of ASC 815, the anti-dilution provisions in these warrants are not considered indexed to the Company’s stock because future equity offerings of the Company’s stock are not an input to the fair value of a “fixed-for-fixed” option on equity shares.  Accordingly, the Company is required to account for these warrants as derivative liabilities.

During the year ended December 31, 2010, the Company issued 8,250,000 additional warrants which contained anti-dilution provisions requiring derivative liability classification. Those warrants had a grant date fair value of approximately $3,312,000 as determined using the Monte-Carlo simulation methodology.

In December 2011, as part of the Qualified Financing, the Company modified certain outstanding warrants so that the anti-dilution provisions associated with those warrants would no longer qualify as derivative liabilities. Immediately prior to the date of the Qualified Financing, there were approximately 13,871,000 warrants outstanding that qualified for derivative liability treatment. The modification that took place, as part of the Qualified Financing, resulted in approximately 7,576,000 of those warrants losing the conditions that required derivative liability treatment. As a result, the Company recorded a gain of approximately $1,127,000 that related to the change in market value of the derivative liability from the date of the last revaluation, September 30, 2011, to the date of the Qualified Financing. The resulting fair market value for the derivative liability as of the date of the Qualified Financing, of approximately $1,832,000, was then reclassified to additional paid-in capital.

Common Stock Warrants with Cash Settlement Provisions

During the year ended December 31, 2011, as part of the Qualified Financing, the Company issued 12,252,500 warrants containing certain cash settlement provisions which would require cash payments to the warrant holders, as determined using the Black-Scholes valuation model, in the event of a “fundamental transaction” as defined within the warrant agreement(s). As these warrants have the ability to be settled in cash payments and that triggering events requiring that treatment are largely out of the Company’s control, the warrants require derivative liability classification. Accordingly, the Company recorded approximately $5,626,000 in derivative liability based on the grant date fair value of the warrants as determined by the Black Scholes valuation model. The Black-Scholes option-pricing model incorporates various assumptions including volatility, expected life, and interest rates. The Company has determined that the best measure of expected volatility is based on the historical weekly volatility of the Company’s common stock. The historical volatility factor utilized in the Company’s Black-Scholes computation was 119%. The interest rate used is the risk free interest rate and is based upon U.S. Treasury rates appropriate for the expected term. The interest rate used in the Company’s Black-Scholes calculations was 2.6%. Dividend yield is zero as the Company does not expect to declare any dividends on the Company’s common shares in the foreseeable future.